                          OppenheimerFunds, Inc.
                        Two World Financial Center
                      225 Liberty Street, 11th Floor
                          New York, NY 10281-1008

October 29, 2008

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

      Re:  Centennial California Tax Exempt Trust (the "Registrant")
           Reg. No. 33-30471; File No. 811-05871

To the Securities and Exchange Commission:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended
(the "Securities Act"), I hereby represent that the form of Prospectus and
Statement of Additional Information that would have been filed pursuant to
Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 24 to the Registrant's
Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on October 24, 2008.

                                       Sincerely,

                                       /s/Kathleen T. Ives
                                       ------------------------------------
                                       Kathleen T. Ives
                                       Vice President & Deputy General
                                       Counsel
                                       303.768.3331
                                       kives@oppenheimerfunds.com

cc:  Bell, Boyd & Lloyd, LLC
     Deloitte & Touche LLP
     KPMG LLP
     Gloria LaFond
     Nancy S. Vann